RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of Interest Income (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Aug. 31, 2020
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Loan receivable - current portion	$ 0	$ 47,830
Loan receivable - Non-Current portion	0	119,608
Total Loan Receivable	$ 0	$ 167,438	$ 175,000	$ 140,000	$ 140,000